Note Deposits (Summary of certificates of deposit by maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits Abstract
2017	$ 3,946,867
2018	1,347,604
2019	653,080
2020	907,971
2021	802,593
2022 and thereafter	51,427
Total certificates of deposit	$ 7,709,542	$ 8,165,368